SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Sep. 30, 2022
Buildings
Useful lives	40 years
Machinery
Useful lives	10 years
Furniture, fixtures and equipment
Useful lives	10 years
Motor vehicles
Useful lives	10 years